As filed with the Securities and Exchange Commission on December 29,
1997
Securities Act File No. 33-50390
Investment Company Act File No. 811-7076


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	    X

	Pre-Effective Amendment No.
	Post-Effective Amendment No.  12 	   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 	   X
	Amendment No.   12 	   X


      WILSHIRE TARGET FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o First Data Investor Services Group, Inc.
53 State Street
One Exchange Place
Boston, MA 02109

Registrant's Telephone Number, including Area Code: (617) 573-1556

Name and Address of Agent for Service:
Julie A. Tedesco, Esq.
Wilshire Target Funds, Inc.
c/o First Data Investor Services Group, Inc.
53 State Street
One Exchange Place
Boston, MA.  02109

	   It is proposed that the filing will become effective:

    	  immediately upon filing pursuant to paragraph (b)
   X 	  on December 29, 1997 pursuant to paragraph (b)
    	  60 days after filing pursuant to paragraph (a)(1)
    	  on               pursuant to paragraph (a)(1)
    	  75 days after filing pursuant to paragraph (a)(2)
    	  on               pursuant to paragraph (a)(2) of Rule 485



WILSHIRE TARGET FUNDS, INC.

Cross-Reference Sheet Pursuant to Rule 485(a)

Part A
Item No.						Prospectus Caption

1.	Cover Page					Cover Page

2.	Synopsis					Fee Table


3.	Condensed Financial Information		Financial
						Highlights

4.	General Description of Registrant		Description of the
						Fund; Investment
						Considerations and
						Risks; Performance
				Information; General Information

5.	Management of the Fund			Management of the Fund

5A.	Management's Discussion of			Not Applicable
	Fund Performance

6.	Capital Stock and Other Securities		How to Buy Fund
						Shares;
						Shareholder Services;
						How to Redeem Fund
						Shares;
						Service and Distribution
						Plan;
						Dividends, Distributions
						and
						Taxes; General
						Information

7.	Purchase of Securities			How to Buy Fund
						Shares Being Offered

8.	Redemption or Repurchase		How to Redeem Fund
						Shares

9.	Pending Legal Proceedings		Not Applicable

Part B.
Item No.						Statement of Additional
Information Caption

10.	Cover Page					Cover Page

11.	Table of Contents				Table of Contents

12.	General Information and History			General
						Information and History

13.	Investment Objectives and Policies		Investment
						Objective and
						Management Policies
14.	Management of the Registrant		Management of the
						Fund

15.	Control Persons and Principal		Management of the
	Holders of Securities			Fund;
						Investment
						Advisory and
						Administration
						Agreements

16.	Investment Advisory and Other		Investment
	Services					Advisory and
						Administration
						Agreements;
						Service and Distribution
						Plan;
						Custodian, Transfer and
						Dividend
						Disbursing Agent,
						Counsel and
						Independent Accountants

17.	Brokerage Allocation			Portfolio
						Transactions

18.	Capital Stock and Other Securities		Information about
						the Fund

19.	Purchase, Redemption and Pricing		Purchase of Fund
of Purchase, Redemption and			Shares;
						Redemption of Fund
						Shares;
						Securities Being Offered
						Shareholder
						Services;
						Determination of Net
						Asset Value;

20.	Tax Status				Dividends, Distributions
						and Taxes

21.	Underwriters				Management of the
						Fund

22.	Calculation of Performance Data		Performance
						Information

23.	Financial Statements			Financial
						Statements



WILSHIRE TARGET FUNDS, INC.


	The purpose of this Post-Effective Amendment No. 12 is to bring the financial statements and other information up to date under Section 10(a)(3) of the Securities Act of 1933, as amended.

PROSPECTUS                                                   DECEMBER 29, 1997

                            W  I  L  S  H  I  R  E
                            ----------------------
                              TARGET FUNDS, INC.
                            ----------------------
                          (INVESTMENT CLASS SHARES)
                          (HTTP://WWW.WILFUNDS.COM)

--------------------------------------------------------------------------------

    Wilshire Target Funds, Inc. (the "Fund") is an open-end investment company, known as a mutual fund. This prospectus offers Investment Class shares ("Shares") in each of four separate diversified portfolios (each, a "Portfolio" and collectively the "Portfolios"): LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO. The goal of each Portfolio is to provide the investment results of a portfolio of publicly-traded common stocks in one of four sub-categories of companies from the Wilshire 5000 Index which meet certain criteria established by the Fund's investment adviser. See "Description of the Fund." No Portfolio is an index fund.

    Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

--------------------------------------------------------------------------------

    This prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.

    The Statement of Additional Information dated December 29, 1997, which may be further revised from time to time, provides a further discussion of certain topics in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission
("SEC") and is incorporated herein by reference. For a free copy, write to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference to this Prospectus and the Statement of Additional Information and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------
    Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.
--------------------------------------------------------------------------------
                TABLE OF CONTENTS                         PAGE
                Fee Table ................................   2
                Condensed Financial Information ..........   3
                Description of the Fund ..................   5
                Investment Considerations and Risks ......   6
                Management of the Fund ...................   7
                How to Buy Fund Shares ...................   9
                Shareholder Services .....................  10
                How to Redeem Fund Shares ................  11
                Service and Distribution Plan ............  13
                Dividends, Distributions and Taxes .......  13
                Performance Information ..................  15
                General Information ......................  15
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE

    The purpose of the following table is to assist you in understanding the costs and expenses that the Fund and investors will bear, the payment of which will reduce investors' annual return. The information in the foregoing table is based on expenses incurred during the fiscal year ended August 31, 1997 for the Portfolios, except that the Management Fees for the Large Company Growth and Large Company Value Portfolios were restated to reflect the elimination of a waiver of management fees and the 12b-1 fees for each Portfolio were restated to reflect anticipated changes in 12b-1 fees due to a change from a shareholder servicing plan to a service and distribution plan. See "Management of the Fund -- Investment Adviser."

--------------------------------------------------------------------------------

                                                           LARGE        LARGE        SMALL        SMALL
                                                          COMPANY      COMPANY      COMPANY      COMPANY
                                                          GROWTH        VALUE       GROWTH        VALUE
                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        -----------  -----------  -----------  -----------
ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average daily net assets)
Management Fees ......................................        0.25%        0.25%       0.10%*       0.10%*
12b-1 Fee **..........................................        0.15%        0.15%       0.15%        0.15%
Other Expenses .......................................        0.81%        0.93%       1.20%        0.90%
                                                        ----------   ----------   ---------    ---------
Total Fund Operating Expenses ........................        1.21%        1.33%       1.45%        1.15%

 * Reflects voluntary waivers which will remain in effect until notice to the Board of Directors by Wilshire. See
   "Management of the Fund -- Investment Adviser." Absent such fee waivers, the ratio of advisory fees to average net assets for each Portfolio would be 0.25%.

** Each Portfolio may pay annually up to 0.25% of its average daily net assets as reimbursement for expenses incurred under its Rule 12b-1 Plan.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                            1 Year    $ 12   $ 13   $ 15  $ 12
                                            3 Years   $ 38   $ 41   $ 45  $ 36
                                            5 Years   $ 65   $ 72   $ 78  $ 62
                                           10 Years   $144   $157   $170  $137
--------------------------------------------------------------------------------
    THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH PORTFOLIO'S PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------------
    The Fund anticipates the Portfolios' total fund operating expenses to be as follows for the fiscal year ended August 31, 1998:

                  ANTICIPATED TOTAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)

    LARGE COMPANY        LARGE COMPANY     SMALL COMPANY      SMALL COMPANY
   GROWTH PORTFOLIO     VALUE PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
------------------------  ---------------  ------------------  ---------------
        0.85%                0.97%             1.32%              0.85%

    You can purchase Shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in Shares through a securities dealer, bank or other financial institution. See "Management of the Fund" and "Service and Distribution Plan."

                       CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

    The information for the Shares for the fiscal years ended August 31, 1993, 1994, 1995, 1996 and 1997 in the following table has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report is incorporated by reference in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS

    Contained below is per share operating performance data for a Share outstanding throughout the period, total investment return, ratios to average net assets and other supplemental data for each Portfolio for each period indicated. This information has been derived from each Portfolio's financial statements.

                                     LARGE COMPANY GROWTH PORTFOLIO                        LARGE COMPANY VALUE PORTFOLIO
                          -----------------------------------------------------  --------------------------------------------------
                                          YEAR ENDED AUGUST 31,                                YEAR ENDED AUGUST 31,
                          -----------------------------------------------------  --------------------------------------------------
                             1997       1996       1995       1994     1993*        1997      1996     1995      1994    1993*
                          ---------  ---------  ---------  --------  --------    --------  --------  -------  --------  -------
Net asset value,
 beginning of year .....     $19.35     $16.34     $13.31    $12.74    $12.50      $17.80    $16.02   $13.99    $15.18   $12.50
                             ------     ------     ------    ------    ------      ------    ------   ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..       0.04***    0.07       0.10      0.15      0.21        0.47***   0.85     0.34      0.36     0.54
Net realized and
 unrealized gain/
 (loss) on investments .       7.29       3.45       3.03      0.65      0.10        5.13      1.91     2.19     (0.90)    2.30
                             ------     ------     ------    ------    ------      ------    ------   ------    ------   ------
TOTAL FROM INVESTMENT
  OPERATIONS ...........       7.33       3.52       3.13      0.80      0.31        5.60      2.76     2.53     (0.54)    2.84
                             ------     ------     ------    ------    ------      ------    ------   ------    ------   ------
LESS DISTRIBUTIONS:
Dividends from net
  investment income ....      (0.03)     (0.12)     (0.10)    (0.23)    (0.07)      (0.60)    (0.47)   (0.40)    (0.36)   (0.16)
Distributions from
  capital gains ........      (2.73)     (0.39)        --        --        --       (2.31)    (0.51)   (0.10)    (0.29)      --
                             ------     ------     ------    ------    ------      ------    ------   ------    ------   ------
TOTAL DISTRIBUTIONS ....      (2.76)     (0.51)     (0.10)    (0.23)    (0.07)      (2.91)    (0.98)   (0.50)    (0.65)   (0.16)
                             ------     ------     ------    ------    ------      ------    ------   ------    ------   ------
Net asset value, end of
  year .................     $23.92     $19.35     $16.34    $13.31    $12.74      $20.49    $17.80   $16.02    $13.99   $15.18
                             ======     ======     ======    ======    ======      ======    ======   ======    ======   ======
Total return (a) .......      40.91%     21.90%     23.67%     6.34%     2.46%**    34.27%    17.52%   18.97%   (3.61)%   22.93%**
                             ======     ======     ======    ======    ======      ======    ======   ======    ======   ======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's) ...........    $73,480    $19,035    $21,348    $8,424    $8,061     $13,989   $17,960  $22,926   $12,158   $8,116
Operating expenses
  including
  reimbursement/waiver/
  custody earnings credit      0.81%      0.93%      0.84%     0.68%       --        0.91%     0.89%    0.81%     0.58%      --
Operating expenses
  excluding cusotody
  earnings credit ......       0.91%        --         --        --        --        0.96%       --       --        --       --
Operating expenses
  excluding
  reimbursement/waiver/
  custody earnings credit      1.09%      0.96%      1.05%     1.39%     1.14%**     1.18%     0.92%    1.02%     1.18%    1.32%**
Net investment income
  including
  reimbursement/waiver/
  custody earnings credit      0.20%      0.39%      0.94%     1.18%     1.66%**     2.51%     3.12%    3.77%     4.02%    4.27%**
Portfolio turnover rate          43%        44%        30%       22%       12%**       65%       56%      58%       47%      22%**
Average commission rate
  paid (b) .............    $0.0247    $0.0312         --        --        --     $0.0222   $0.0269       --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

  * Large Company Growth Portfolio and Large Company Value Portfolio Investment Class shares commenced operations on
    September 30, 1992.
 ** Non-annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.
(b) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                                     SMALL COMPANY GROWTH PORTFOLIO                        SMALL COMPANY VALUE PORTFOLIO
                          -----------------------------------------------------  --------------------------------------------------
                                          YEAR ENDED AUGUST 31,                                YEAR ENDED AUGUST 31,
                          -----------------------------------------------------  --------------------------------------------------
                            1997       1996       1995       1994     1993*        1997      1996      1995      1994     1993*
                          ---------  ---------  ---------  --------  --------    --------  --------  --------  --------  --------
Net asset value,
 beginning
 of year ...............     $18.56     $18.55     $15.39    $16.03    $12.50      $15.92    $15.41    $14.32    $14.81    $12.50
                             ------     ------     ------    ------    ------      ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/
  (loss) ...............      (0.17)***  (0.19)     (0.07)    (0.04)     0.08        0.40***   0.56      0.55      0.45      0.35
Net realized and
 unrealized gain/(loss)
 on investments ........       2.38       3.06       3.54      0.90      3.48        4.27      0.95      1.06     (0.45)     2.10
                             ------     ------     ------    ------    ------      ------    ------    ------    ------    ------
TOTAL FROM INVESTMENT
  OPERATIONS ...........       2.21       2.87       3.47      0.86      3.56        4.67      1.51      1.61      0.00      2.45
                             ------     ------     ------    ------    ------      ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment income ....         --         --         --        --     (0.03)      (0.75)    (0.56)    (0.45)    (0.33)    (0.14)
Distributions in excess
  of net investment income       --         --         --     (0.07)       --          --        --        --        --        --
Distributions from
capital gains ..........      (4.16)     (2.86)     (0.31)    (1.43)       --       (2.59)    (0.44)    (0.07)    (0.16)       --
                             ------     ------     ------    ------    ------      ------    ------    ------    ------    ------
TOTAL DISTRIBUTIONS ....      (4.16)     (2.86)     (0.31)    (1.50)    (0.03)      (3.34)    (1.00)    (0.52)    (0.49)    (0.14)
                             ------     ------     ------    ------    ------      ------    ------    ------    ------    ------
Net asset value, end of
  year .................     $16.61     $18.56     $18.55    $15.39    $16.03      $17.25    $15.92    $15.41    $14.32    $14.81
                             ======     ======     ======    ======    ======      ======    ======    ======    ======    ======
Total return (a) .......      15.16%     17.50%     23.04%     5.20%    28.50%**    33.73%    10.01%    11.84%    (0.01)%   19.72%**
                             ======     ======     ======    ======    ======      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's) ...........    $14,471    $18,049    $21,882   $11,188    $7,527     $20,299   $27,329   $25,978   $23,438   $15,155
Operating expenses
  including
  reimbursement/waiver/
  custody
  earnings credit ......       1.22%      1.01%      0.95%     0.74%       --        0.86%     0.88%     0.69%     0.50%       --
Operating expenses
  excluding
  cusotody earnings
  credit ...............       1.24%        --         --        --        --        0.90%       --        --        --        --
Operating expenses
  excluding
  reimbursement/waiver/
  custody
  earnings credit ......       1.45%      1.05%      1.16%     1.47%     1.40%**     1.15%     0.92%     0.91%     1.06%     1.32%**
Net investment income/
  (loss) including
  reimbursement/
  waiver/custody
  earnings credit ........   (1.05)%    (0.78)%    (0.54)%   (0.40)%     0.53%**     2.58%     3.13%     4.12%     3.64%     3.65%**
Portfolio turnover rate         105%        87%       111%       46%       55%**      105%       81%       86%       49%       27%**
Average commission rate
  paid (b) .............    $0.0175    $0.0200         --        --        --     $0.0223   $0.0238        --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  * Small Company Growth Portfolio and Small Company Value Portfolio Investment Class shares commenced operations on
    October 1, 1992 and September 30, 1992, respectively.
 ** Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.
(b) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

    Further information about each Portfolio's performance is contained in the Fund's annual and semi-annual reports, which may be obtained without charge by writing to the address or calling the number set forth on the cover page of this Prospectus.

                           DESCRIPTION OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The goal of each Portfol1io is to provide the investment results of a portfolio of publicly-traded common stocks in one of four sub-categories of companies from the Wilshire 5000 Index which meet certain criteria established by Wilshire as described herein. Each Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. There can be no assurance that a Portfolio's investment objective will be achieved.

INVESTMENT APPROACH -- In June of each year, Wilshire identifies from the Wilshire 5000 Index, an index consisting of all publicly-traded common stocks in the United States, the stocks of the 2,500 companies with the largest market capitalizations (ranging between $213 billion and $244 million on the date of this prospectus). It then divides that universe of stocks, first, into those of the 750 companies with the largest capitalizations (ranging between $213 billion and $1.8 billion on the date of this prospectus), which constitute approximately 82% of the total market value of the stocks included in the Wilshire 5000 Index, and, second, into those of the 1,750 next largest companies based on capitalization (ranging between $1.8 billion and $244 million on the date of this prospectus), which constitute approximately 13% of the total market value of the stocks included in the Wilshire 5000 Index (the stocks of the remaining companies constituted less than 5% of the total market value of the stocks included in the Wilshire 5000 Index on the date of this prospectus). From these large and small capitalization universes, Wilshire selects the stocks of those companies it believes to possess the characteristics of growth stocks and of value stocks, based on criteria discussed below. In this manner, Wilshire identifies from the four potential universes of companies the stocks which it may purchase for the Portfolios. Wilshire periodically reviews these selections and updates each potential universe of companies. The number of securities eligible for investment by a Portfolio at any time will vary, but is expected to range between 150 to 500 stocks.

  To determine whether a company's stock falls within the growth or value classification, Wilshire analyzes each company based on fundamental factors such as price to book value ratios, price to earnings ratios, earnings growth, dividend payout ratios, return on equity, and the company's beta (a measure of stock price volatility relative to the market generally). In general, Wilshire believes that companies with relatively low price to book ratios, low price to earnings ratios and higher than average dividend payments in relation to price should be classified as value companies. Alternatively, companies which have above average earnings or sales growth and retention of earnings and command higher price to earnings ratios fit the more classic growth description.

  By dividing companies into these four sub-categories, Wilshire attempts to offer investors market exposure to these types of companies. As described under "Investment Considerations and Risks" below, you should purchase a Portfolio's Shares only as a supplement to an overall investment program. To provide varying degrees of market exposure to these types of securities, various combinations of each Portfolio's Shares might be purchased.

MANAGEMENT POLICIES

  LARGE COMPANY GROWTH PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as large capitalization, growth companies.

  LARGE COMPANY VALUE PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as large capitalization, value companies.

  SMALL COMPANY GROWTH PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as small capitalization, growth companies.

  SMALL COMPANY VALUE PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as small capitalization, value companies.

  Each Portfolio attempts to remain fully invested in equity securities of companies which comprise its relative universe. When a Portfolio has cash pending investment or needs to meet potential redemptions, it may invest in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Under normal circumstances, the Fund anticipates that not more than 5% of the value of a Portfolio's total assets will be invested in any one category of such instruments, and that not more than 20% of the value of a Portfolio's total assets will be invested in all money market instruments. No Portfolio intends to invest in money market instruments or any other securities for defensive purposes. See the Statement of Additional Information for a description of these instruments. Each Portfolio may purchase stock index futures in anticipation of taking a market position when, in Wilshire's opinion, available cash balances do not permit an economically efficient trade in the cash market. Each Portfolio may sell stock index futures to terminate existing positions it may hold as a result of its purchase of stock index futures. To the extent the Fund, on behalf of a Portfolio, purchases or sells futures contracts, the Fund currently intends to use the New York Stock Exchange Composite Index, Value Line Composite Index or Standard & Poor's 500 Composite Stock Price Index. The performance of the futures should not be expected to correlate identically with that of the particular index. In addition, each Portfolio may lend its portfolio securities. See also "Investment Considerations and Risks" below and "Investment Objective and Management Policies" in the Statement of Additional Information.

                     INVESTMENT CONSIDERATIONS AND RISKS
--------------------------------------------------------------------------------

GENERAL -- Each Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider a Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. See "Investment Objective and Management Policies -- Policies" in the Statement of Additional Information for a further discussion of certain risks.

  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investment securities will result in changes in the value of such Portfolio's Shares and thus the Portfolio's total return to investors. Moreover, the net asset value of one or more Portfolios could be adversely affected by adverse changes, real or anticipated, in companies that are generally characterized in the same manner as the companies the securities of which are held by the relevant Portfolio. For example, if large capitalization growth stocks fall out of favor with investors widely, irrespective of fundamentals, the net asset value of the Large Company Growth Portfolio should be expected to be adversely affected. Similar risks exist for the other Portfolios.

  Except as otherwise indicated, each Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolios' objectives will be met.

BORROWING MONEY -- Each Portfolio is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not purchase any additional securities.

USE OF DERIVATIVES -- Each Portfolio may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives the Portfolios may use are currently comprised of stock index futures. While Derivatives can be used effectively in furtherance of a Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the Portfolio's shares. Although no Portfolio will be a commodity pool, Derivatives subject a Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in certain Derivatives. Each Portfolio may invest in stock index futures contracts for hedging purposes without limit. However, no Portfolio may invest in such contracts for other purposes if the sum of the amount of initial margin deposits and the premiums paid for unexpired commodity options, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. See "Investment Objectives and Management Policies -- Management Policies -- Derivatives" in the Statement of Additional Information.

SIMULTANEOUS INVESTMENTS -- Investment decisions for each Portfolio are made independently from those of other investment companies and accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Portfolio invests at approximately the same time as such Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

LENDING PORTFOLIO SECURITIES -- Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford a Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of a Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio and such Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

FOREIGN SECURITIES -- Since the stocks of some foreign issuers are included in the Wilshire 5000 Index, each Portfolio's investments may include securities of such foreign issuers, which may subject such Portfolio to additional investment risks that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect an investment in these securities, and the possible seizure or nationalization of foreign assets.

                            MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISER -- Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401-1085, was formed in 1972 and serves as the Fund's investment adviser. As of November 30, 1997, Wilshire managed approximately $7.7 billion in assets. Under the terms of the Investment Advisory Agreement with the Fund, Wilshire, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law, manages the investment of the assets of each Portfolio. The Portfolios' primary portfolio manager is Thomas D. Stevens, the President and Chairman of the Board of Directors of the Fund and a Senior Vice President of Wilshire. He has held the position of portfolio manager since the Portfolio's inception and has been employed by Wilshire since October 6, 1980. The Portfolios' other portfolio manager is identified in the Statement of Additional Information. Wilshire also provides research services for the Fund through a professional staff of portfolio managers and securities analysts. Wilshire is controlled by its President, Dennis Tito, who owned a majority of its outstanding voting stock as of September 30, 1997.

  Pursuant to the terms of an Investment Advisory Agreement dated July 11, 1996 (the "Advisory Agreement"), the Fund has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets.

  Wilshire has voluntarily undertaken to waive a portion of its fee otherwise payable under the Advisory Agreement to .10 of 1% of the Small Company Growth Portfolio's and Small Company Value Portfolio's average daily net assets. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

  For the fiscal year ended August 31, 1997, the Fund paid Wilshire an investment advisory fee at the effective annual rate of .10 of 1% of the value of the average daily net assets of each Portfolio, in each case after giving effect to an expense limitation set forth in the Advisory Agreement, which was in effect from July 11, 1996 through October 11, 1997, and voluntary waivers by Wilshire.

  ADMINISTRATOR -- Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Fund. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, dated May 31, 1996, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the value of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion, and .08 of 1% the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

  CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT -- The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Fund's investments. Investor Services Group is also the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

  DISTRIBUTOR -- FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.

  EXPENSES -- From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the Fund and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. Each of FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

  All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                            HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

  Shares are sold without a sales charge. You may be charged a fee if you effect transactions in Shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional Shares. The Fund reserves the right to reject any purchase order.

  The minimum initial investment in a Portfolio is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer a Portfolio's Shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account, and not to the investors individually.

  You may purchase Shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Fund account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5620, together with your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio being purchased. Neither initial nor subsequent investments may be made by third party check.

  Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA #011001234), together with the name of the Fund and the Fund's DDA number, 065-587, for purchase of Shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund Shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

  Shares also may be purchased through the Wilshire Target Funds Accumulation Plan, described under "Shareholder Services." This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

  Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to:

  Boston Safe Deposit and Trust Company
  Fund Number ("160, 161, 162 or 163" for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, respectively)
  Shareholder Account Number
  Account of (Registered Shareholder)

  Shares of each Portfolio are sold on a continuous basis at the net asset value per Share next determined after an order in proper form is received by the Transfer Agent. Net asset value per Share of each class of shares is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value of the Portfolios, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per Share of a class of Shares of a Portfolio is computed by dividing the value of the net assets attributable to that class of Shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of Shares of that class outstanding. Each Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

  Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

                             SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

PORTFOLIO EXCHANGES -- You may purchase, in exchange for Shares of a Portfolio, Shares of the same class of one of the other Portfolios offered by the Fund or Shares of another class of the same Portfolio, to the extent such Shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such Shares.

  To request an exchange, you must give exchange instructions to the Transfer Agent in writing. The Shares being exchanged must have a value of at least the applicable minimum initial investment, if any, required for the Portfolio and class into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Fund Shares Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Portfolio into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option selected by the investor.

  Shares will be exchanged at their next determined net asset value. No fees currently are charged to shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of exchanges may be modified or terminated at any time upon notice to shareholders.

  The exchange of Shares of one Portfolio for Shares of another is treated for Federal income tax purposes as a sale of the Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

WILSHIRE TARGET FUNDS ACCUMULATION PLAN -- Wilshire Target Funds Accumulation Plan permits you to purchase Portfolio Shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish a Wilshire Target Funds Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

RETIREMENT PLANS -- The Fund offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts" and 403(b)(7) Plans. Plan support services also are available. To obtain details on Keogh Plans, IRAs and IRA "Rollover Accounts," SEP-IRAs and 403(b)(7) Plans, please call the following toll-free number: 1-888-200-6796.

                          HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

GENERAL -- You may request redemption of your Shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Fund will redeem the Shares at the next determined net asset value.

  Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of a Portfolio's Shares. Any certificates representing a Portfolio's Shares being redeemed must be submitted with the redemption request. The value of the Shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

  The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

  HOWEVER, IF YOU HAVE PURCHASED A PORTFOLIO'S SHARES BY CHECK OR THROUGH THE WILSHIRE TARGET FUNDS ACCUMULATION PLAN AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK OR WILSHIRE TARGET FUNDS ACCUMULATION PLAN ORDER, WHICH MAY TAKE EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK OR THE WILSHIRE TARGET FUNDS ACCUMULATION PLAN ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP.

  Shares will not be redeemed until the Transfer Agent has received your Account Application.

  The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's net asset value is $500 or less and remains so during the notice period.

PROCEDURES -- You may redeem Shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Fund reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

  You may redeem Shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

  During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of a Portfolio's Shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, such Portfolio's net asset value may fluctuate.

REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem your Shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

  Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

WIRE REDEMPTION PRIVILEGE -- You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

TELEPHONE REDEMPTION PRIVILEGE -- You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

                        SERVICE AND DISTRIBUTION PLAN
--------------------------------------------------------------------------------

  The Directors of the Fund have adopted a separate service and distribution plan (the "Service and Distribution Plan") with respect to the Shares of each Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses FDDI, distributor of the Fund, at an annual rate of up to.25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate.25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

  Each Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

  The Fund intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by a Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional Shares. Depending upon the composition of a Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of a Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Shares and whether such distributions are received in cash or reinvested in Shares. The Code currently provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions will generally be subject to state and local taxes.

  Dividends from net investment income and distributions from net realized short-term securities gains paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United States may differ from the foregoing.

  Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

  Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a share-holder has failed to properly report taxable dividend and interest income on a Federal income tax return.

  A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

  Management of the Fund believes that each Portfolio has qualified for the fiscal year ended August 31, 1997 as a "regulated investment company" under the Code. Each Portfolio intends to continue to so qualify. Such qualification relieves a Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, a 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

  The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Fund. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

                           PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

  For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolios. "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five- and ten year periods (or the life of the Portfolio if shorter).

  Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses, market conditions and the risks associated with a Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Comparative performance information may be used from time to time in advertising or marketing the Shares of the Portfolios, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

                             GENERAL INFORMATION
--------------------------------------------------------------------------------

  The Fund was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Fund is authorized to issue 600 million Shares of Common Stock (with 100 million allocated to each Portfolio and 50 million allocated to each of two classes of each Portfolio), par value $.001 per Share.

  The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each Portfolio of the Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, and a Shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio. As described below, for certain matters Fund Shareholders vote together as a group; as to others they vote separately by Portfolio or by class.

  To date, the Board of Directors has authorized the creation of four series of Shares and an "Investment Class" and "Institutional Class" of Shares for each Portfolio. All consideration received by the Fund for Shares of one of the Portfolios and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. Each Share of a class of a Portfolio represents an equal proportionate interest in the Portfolio with each other class Share, subject to the liabilities of the particular class. Each class of Shares of a Portfolio participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a Portfolio be liquidated, the holders of each class are entitled to Share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new portfolios and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

  Institutional Class Shares, which are generally available only to institutions investing at least $5 million in a Portfolio, bear no 12b-1 (Shareholder Service
Plan) fee and, consequently, the investment returns of Institutional Class Shares are expected to exceed those of Investment Class Shares. For more information regarding eligibility to purchase Institutional Class Shares, call 1-888-200-6796 or contact your investment representative.

  Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the Shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting Shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each Share has one vote and Shares of each Portfolio would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but Shares of all Portfolios would vote together in the election of Directors or selection of accountants. Each class of a Portfolio is also entitled to vote separately on any material increases in the fees under its Services and Distribution Plan or on any other matter that affects solely that class of Shares, but will otherwise vote together with all other classes of Shares of the Portfolio on all other matters on which stockholders are entitled to vote.

  The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. Certificates for Shares will not be issued unless specifically requested.

  Shareholder inquiries may be made by writing to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or by calling toll free 1-888-200-6796.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIOS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                [GRAPHIC OMITTED]

                                 W I L S H I R E
                               ------------------
                               TARGET FUNDS, INC.
                               ------------------





                               ------------------
                                   PROSPECTUS
                               ------------------

                           WILSHIRE TARGET FUNDS, INC.
                            (INVESTMENT CLASS SHARES)

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 29, 1997

    This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Wilshire Target Funds, Inc. (the "Fund") (Investment Class shares), dated December 29, 1997. To obtain a copy of the Prospectus, please write to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

    Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser.

    First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent.

    First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES................................2
MANAGEMENT OF THE FUND......................................................8
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS..........................11
SERVICE AND DISTRIBUTION PLAN..............................................17
PURCHASE OF FUND SHARES....................................................19
REDEMPTION OF FUND SHARES..................................................20
SHAREHOLDER SERVICES.......................................................21
DETERMINATION OF NET ASSET VALUE...........................................23
DIVIDENDS, DISTRIBUTION AND TAXES..........................................23
PERFORMANCE INFORMATION....................................................25
PORTFOLIO TRANSACTIONS.....................................................26
INFORMATION ABOUT THE FUND.................................................27
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
     COUNSEL AND INDEPENDENT ACCOUNTANTS...................................28
FINANCIAL STATEMENTS.......................................................28
APPENDIX...................................................................29

                         GENERAL INFORMATION AND HISTORY

    On September 17, 1992, Dreyfus-Wilshire Series Fund, Inc. changed its name to Dreyfus-Wilshire Target Funds, Inc.

    On May 29, 1996, Dreyfus-Wilshire Target Funds, Inc. changed its name to Wilshire Target Funds, Inc.

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "Description of the Fund."

OTHER PORTFOLIO SECURITIES
--------------------------

    U.S. GOVERNMENT SECURITIES. Each Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

    BANK OBLIGATIONS. Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

    Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Portfolio only will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

    Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term bank obligations in which the Portfolios may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

    REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars with respect to securities of the type in which such Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

    LENDING PORTFOLIO SECURITIES. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

    The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

    ZERO COUPON SECURITIES. Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

    COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by Wilshire to be of comparable quality to those rated obligations which may be purchased by such Portfolio. These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

    DERIVATIVES. A Portfolio may invest in Derivatives (as defined in the Fund's Prospectuses) for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

    Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the Portfolio as a whole. Derivatives permit a Fund to increase, decrease or change the level of risk to which its portfolio is exposed in much the same way as the Portfolio can increase, decrease or change the risk of its portfolio by making investments in specific securities.

    In addition, Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Portfolio's performance. If a Portfolio invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Portfolio was unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

    When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, a Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

    FUTURES TRANSACTIONS - IN GENERAL. A Portfolio may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.

    Engaging in these transactions involves risk of loss to a Portfolio which could affect the value of such Portfolio's net assets adversely. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

    Successful use of futures by a Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

    Pursuant to regulations and/or published positions of the SEC, a Portfolio may be required to segregate cash or liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

    SPECIFIC FUTURES TRANSACTIONS. A Portfolio may purchase and sell stock index futures contracts. A stock index future obligates a Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

    FUTURE DEVELOPMENTS. A Portfolio may take advantage of opportunities in the area of futures contracts and any other Derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or SAI.


MANAGEMENT POLICIES
-------------------

    PORTFOLIOS INVESTMENT RESTRICTIONS. Each Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting shares. Investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. No Portfolio may:

    1. Invest in commodities, except that the Portfolio may purchase and sell options; forward contracts; futures contracts, including those relating to indices and options on futures contracts or indices.

    2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

    3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices shall not constitute borrowing.

    4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board of Directors.

    5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

    6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

    8. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of a Portfolio's total assets.

    9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

    10. Invest in the securities of a company for the purpose of exercising management or control, but a Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

    11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

    12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.


    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

    Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*THOMAS D. STEVENS, Chairman of the Board, President and Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is the Chief Investment Officer of the Wilshire Asset Management division. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For more than four years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREE America REIT and RCM Equity Funds, Inc., and as a trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust and Brandes Investment Trust. He is 67 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

*ROBERT J. RAAB, JR., Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

PETER J. CARRE, Director. Attorney, Peter Carre and Associates, Law Offices, since 1982. He practices law in the areas of ERISA and investment law. He is 50 years old and his address is c/o Peter Carre and Associates, Law Offices, 815 Connecticut Avenue, N.W., Washington, D.C. 20006.

ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

   For so long as the Fund's plan described in the section captioned
"Service and Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

    The Fund typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Fund for the fiscal year ended August 31, 1997, was as follows:


                                                  PENSION OR RETIREMENT
                                 AGGREGATE         BENEFITS ACCRUED AS         ESTIMATED ANNUAL      TOTAL COMPENSATION
          NAME OF               COMPENSATION             PART OF                BENEFITS UPON        FROM REGISTRANT AND
       BOARD MEMBER              FROM FUND*          FUND'S EXPENSES              RETIREMENT             FUND COMPLEX
      --------------           --------------    -----------------------     ------------------     --------------------
Thomas D. Stevens                    $0                    N/A                      N/A                      $0

DeWitt F. Bowman                  $16,250                  N/A                      N/A                   $16,250

Robert J. Raab, Jr.                  $0                    N/A                      N/A                      $0

Peter J. Carre                    $16,250                  N/A                      N/A                   $16,250

Anne L. Wexler                    $16,250                  N/A                      N/A                   $16,250

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $14,824.44 for all
  Directors as a group.

OFFICERS OF THE FUND

THOMAS D. STEVENS (see "Directors of the Fund" above).

DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

MICHAEL J. NAPOLI, JR., Vice President. Vice President and Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 46 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. She is 40 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN, Vice President and Assistant Secretary. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 35 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

NEIL FORREST, Assistant Treasurer. Since 1995, Vice President and Division Manager of Client Services of Investor Services Group. From 1992 through March 1995, Mr. Forrest was Vice President of 440 Financial, Inc. He is 37 years old and his address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 33 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

DIANA TARNOW, Assistant Treasurer. Since 1997, Vice President for Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc. She is 34 years old and her address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

JOHN J. BURKE, III, Assistant Treasurer. Since 1991, Vice President of Fund Accounting and Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments. He is 33 years old and his address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

    Directors and officers of the Fund, as a group, owned less than 1% of the Fund's shares of Common Stock outstanding on September 30, 1997.

    The following persons are known by the Fund to own of record 5% or more of a Portfolio's Investment Class shares outstanding on December 15, 1997:

    Large Company Growth Portfolio: Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 -- 27.28%; Luther & Company A Partnership, c/o Michigan National Bank, P.O. Box 9088, Farmington Hills, Michigan, 48333 -- 15.04%; Comerica Bank Custody, P.O. Box 75000 Detroit, Michigan, 48275-3466 -- 6.52%; and Northern Trust Company Custodian, Thiokal Corp, A/C 22-30595, P.O. Box 92956, Chicago, Illinois 60675 -- 6.54%.

    Large Company Value Portfolio: Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 -- 51.04%; and Norwest Bank Minnesota, Jennie Edmundson Memorial Hospital, 733 Marquette Ave, Minneapolis, Minnesota 55402-2309 -- 12.66%.

    Small Company Growth Portfolio: Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 -- 57.29%.

    Small Company Value Portfolio: State Street Bank & Trust Company, Praxair Incorporated, Defined Contribution Plan, 200 Newport Avenue, JQ7, N. Quincy, Massachusetts 02171 -- 39.19% and Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 -- 36.05%.

    A shareholder that owns, directly or indirectly, 25% or more of a Portfolio's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of such Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "Management of the Fund."

    INVESTMENT ADVISORY AGREEMENT. Wilshire provides investment advisory services to the Portfolios pursuant to Investment Advisory Agreement (the "Advisory Agreement") dated July 11, 1996 with the Fund. As to each Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

    The following persons are officers and directors of Wilshire: Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Gilbert Hammer, Director and Senior Vice President; Robert J. Raab, Jr., Director and Senior Vice President; Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

    Wilshire is controlled by Mr. Dennis Tito, who owned a majority of its outstanding stock as of September 30, 1997.

    Wilshire provides day-to-day management of each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board of Directors. Wilshire provides the Fund with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Portfolios' primary Portfolio Manager is Thomas D. Stevens and he is assisted by David R. Borger. Wilshire maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund.

    Wilshire voluntarily has undertaken to waive a portion of its fee otherwise payable under the Portfolios' Advisory Agreement. Wilshire is currently waiving
 .15% of 1% of each of the Small Company Growth Portfolio's and Small Company Value Portfolio's average daily net assets. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

         All fees and expenses are accrued daily and deducted before declaration of dividends to investors. For the fiscal years ended August 31, 1995, 1996 and 1997, the advisory fees for each Portfolio payable to Wilshire, the reductions attributable to both a voluntary fee waiver and contractual expense limitations in effect through July 11, 1996, and the net fees paid with respect to the Portfolios were as follows:


FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1995*

                                       ADVISORY      REDUCTION        NET
PORTFOLIO                             FEE PAYABLE     IN FEE       FEE PAID

Large Company Growth Portfolio          $14,834       $ 1,672       $13,162

Large Company Value Portfolio           $15,835       $ 2,071       $13,764

Small Company Growth Portfolio          $15,630       $ 2,195       $13,435

Small Company Value Portfolio           $25,210       $ 4,145       $21,065

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1996*

                                       ADVISORY      REDUCTION        NET
PORTFOLIO                             FEE PAYABLE     IN FEE       FEE PAID

Large Company Growth Portfolio          $32,643        $5,851       $26,792

Large Company Value Portfolio           $42,436        $7,744       $34,692

Small Company Growth Portfolio          $27,057        $4,637       $22,420

Small Company Value Portfolio           $43,314        $8,004       $35,310

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1997*

                                       ADVISORY      REDUCTION        NET
PORTFOLIO                             FEE PAYABLE     IN FEE       FEE PAID

Large Company Growth Portfolio         $156,239       $93,760       $62,479

Large Company Value Portfolio          $102,886       $61,731       $41,155

Small Company Growth Portfolio         $ 46,788       $28,073       $18,715

Small Company Value Portfolio          $ 93,963       $56,378       $37,585

 * The monthly fee payable to Wilshire during the fiscal year ended August 31, 1995 and the time period from September 1, 1995 up to and including July 11, 1996 was calculated at the annual rate of .10 of 1% of the value of each Portfolio's average daily net assets under the contract in effect up to July 11, 1996.

    ADMINISTRATION AGREEMENT. Pursuant to the Administration Agreement (the "Administration Agreement") dated May 31, 1996 with the Fund, Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, furnishes the Fund clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Fund, prepares reports to each Portfolio's shareholders, tax returns, reports to and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Fund's operations, other than providing investment advice.

    As to each Portfolio, the Administration Agreement has an initial term of two years and will be extended for a third year automatically unless the Fund elects to terminate it on the second anniversary by six months written notice of termination. Thereafter, the Agreement would continue in effect from year to year subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Investor Services Group, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Administration Agreement is terminable without penalty, on six months notice prior to its second anniversary, and 60 days' notice at any time after its third anniversary, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice at any time after its third anniversary by Investor Services Group. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

    As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of .15 of 1% of each Portfolio's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% such value on the next $4 billion, and .08 of 1% on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1995

For the fiscal year ended August 31, 1995, the administration fees payable to the former administrator, The Dreyfus Corporation ("Dreyfus"), for each Portfolio, the reductions attributable to a voluntary fee waiver which was in effect until August 31, 1995, and the net fees paid were as follows:

                                       ADMINISTRATION    REDUCTION        NET
PORTFOLIO                                FEE PAYABLE      IN FEE       FEE PAID

Large Company Growth Portfolio             $29,667        $29,667         -0-

Large Company Value Portfolio              $31,669        $31,669         -0-

Small Company Growth Portfolio             $31,260        $31,260         -0-

Small Company Value Portfolio              $50,421        $50,421         -0-

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1996

    For the fiscal year ended August 31, 1996, the administration fees payable to Dreyfus for each Portfolio, the reductions attributable to a voluntary fee waiver undertaken by Dreyfus which was in effect from September 1, 1995 through September 30, 1995, and the net fees paid were as follows:

                                   ADMINISTRATION   REDUCTION        NET
PORTFOLIO                            FEE PAYABLE     IN FEE       FEE PAID

Large Company Growth Portfolio         $39,599        $3,682       $35,917

Large Company Value Portfolio          $50,833        $3,917       $46,916

Small Company Growth Portfolio         $33,491        $3,747       $29,744

Small Company Value Portfolio          $51,590        $4,383       $47,207

    For the fiscal year ended August 31, 1996, the administration fees paid to Investor Services Group for each Portfolio were as follows:

                                 ADMINISTRATION

PORTFOLIO                                                  FEE PAID

Large Company Growth Portfolio                              $16,988

Large Company Value Portfolio                               $20,411

Small Company Growth Portfolio                              $15,010

Small Company Value Portfolio                               $20,770

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1997

    For the fiscal year ended August 31, 1997, the administration fees paid to Investor Services Group for each Portfolio were as follows:

                                   ADMINISTRATION    REDUCTION       NET
PORTFOLIO                            FEE PAYABLE      IN FEE      FEE PAID

Large Company Growth Portfolio        $120,719        $24,498      $96,221

Large Company Value Portfolio         $ 88,732        $27,823      $60,909

Small Company Growth Portfolio        $ 55,070        $12,169      $42,901

Small Company Value Portfolio         $ 83,379        $37,363      $46,016

    EXPENSES AND EXPENSE INFORMATION. From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of a Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. In addition to fees which may be paid by FDDI out of amounts which it receives under the Fund's Service and Distribution Plan, FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

    All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, Rule 12b-1 Plan fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio; accordingly, Rule 12b-1 Plan fees payable with respect to a particular class of shares are charged only to that class of shares. Other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                          SERVICE AND DISTRIBUTION PLAN

         The Fund has adopted a Service and Distribution Plan (the "Service and Distribution Plan") with respect to the Investment Class shares of each Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses FDDI, distributor of the Fund, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered by the Service and Distribution Plan include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

    The original Shareholder Services Plan (the "Services Plan") of the Fund adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved (i) by votes of the majority of both (a) the Directors of the Fund, and
(b) those Directors of the Fund who are not interested persons of the Fund, and have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Services Plan, and (ii) by vote of a majority of the outstanding Investment Class shares. Subsequently, an amendment to the Services Plan to include distribution expenses, as well as service fees, as covered expenses under the plan, and to rename the plan as the Service and Distribution Plan, was approved on June 3, 1997 by vote of the majority of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Plan. The amendment did not increase the maximum amount of payments permissible under the Plan.

    Under the Service and Distribution Plan, FDDI is required to provide to the Directors of the Fund for their review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

    The Service and Distribution Plan will continue in effect only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan. The Service and Distribution Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority of the outstanding Shares of the affected Investment Class. The Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Shares.

    For the period from July 15, 1996 through August 31, 1996, each Portfolio incurred the following amount, utilized for payments to securities broker-dealers and other financial intermediaries for shareholder servicing and other recordkeeping services, pursuant to the Plan:

                  Large Company Growth Portfolio         $6,277
                  Large Company Value Portfolio          $5,984
                  Small Company Growth Portfolio         $5,857
                  Small Company Value Portfolio          $9,763

         Pursuant to the shareholder services plan in effect through May 31, 1996, each Portfolio reimbursed Dreyfus Service Corporation, a wholly owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of each Portfolio's average daily net assets for certain allocated expenses of providing personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Portfolios and providing reports and other information, and services related to the maintenance of shareholder accounts.

         For the fiscal year ended August 31, 1996, the following amounts were charged to each Portfolio under the Fund's former shareholder services plan:

                  Large Company Growth Portfolio          $42,313
                  Large Company Value Portfolio           $48,619
                  Small Company Growth Portfolio          $35,742
                  Small Company Value Portfolio           $51,521

         For the fiscal year ended August 31, 1997, the following amounts were charged to each Portfolio under the Fund's former shareholder services plan:

                  Large Company Growth Portfolio          $13,509
                  Large Company Value Portfolio                $0
                  Small Company Growth Portfolio               $0
                  Small Company Value Portfolio                $0

                             PURCHASE OF FUND SHARES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "How to Buy Fund Shares."

    THE DISTRIBUTOR. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Fund's distributor pursuant to an agreement which is renewable annually. Each Portfolio's shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of shares.

    TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment, the customer not take physical delivery of share certificates, the customer not request redemption checks to be issued in the customer's name, fractional shares not be purchased, or other conditions.

    There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

    IN-KIND PURCHASES. Payments for each Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by a Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Fund receives such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purposes.

                            REDEMPTION OF FUND SHARES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "How to Redeem Fund Shares."

    WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

    To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

    STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

    REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

    SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "Shareholder Services."

    PORTFOLIO EXCHANGES. You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such shares. Shares of other Portfolios purchased by exchange will be purchased on the basis of relative net asset value per share.

    To request an exchange, the investor must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

    To establish a personal retirement plan by exchange, shares of the Portfolio being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made. For Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the portfolios in Wilshire Target Funds, Inc. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

    The Portfolio Exchanges service is available to shareholders resident in any state in which shares of the Portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

    The Fund reserves the right to reject any exchange request in whole or in part. The Portfolio Exchanges service may be modified or terminated at any time upon notice to shareholders.

    CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans. In addition, the Fund makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available. Investors can obtain details on the various plans by calling the following toll-free number: 1-888-200-6796.

    Investors who wish to purchase a Portfolio's shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including an SEP-IRA, may request from the Transfer Agent forms for adoption of such plans.

    The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

    Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

    The minimum initial investment for corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum or subsequent purchases. The minimum initial investment for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is normally $750, with no minimum on subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

    The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "How to Buy Fund Shares."

    VALUATION OF PORTFOLIO SECURITIES. Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

    NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                        DIVIDENDS, DISTRIBUTION AND TAXES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "Dividends, Distributions and Taxes."

     Management of the Fund believes that each Portfolio qualified for the fiscal year ended August 31, 1997, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

    Depending on the composition of a Portfolio's income, all or a portion of the dividends paid by such Portfolio from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) such Portfolio's income consists of dividends paid by U.S. corporations and (ii) the Portfolio would have been entitled to the dividends received deduction with respect to such dividend income if the Portfolio were not a regulated investment company. The dividends received deduction for qualifying corporate shareholders may be reduced if the shares of the Portfolio held by them with respect to which dividends are received are treated as debt-financed. Pursuant to the Taxpayer Relief Act of 1997, the dividends received deduction is also not available to a corporate shareholder unless it held the shares of the Portfolio on which a dividend is paid on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. This holding period requirement is applicable to each dividend paid by a Portfolio. In addition to these requirements, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding a Portfolio's shares.

    Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Portfolios' Prospectuses. In addition, the Code provides that if a shareholder holds shares of the Portfolios for six months or less and has received a long-term capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received.

    If a shareholder holds shares of a Portfolio while holding a short position in a regulated futures contract or an option in such regulated futures contract that substantially diminishes the shareholder's risk of loss in its Portfolio shares (an "offsetting position"), recently proposed Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and (ii) such holding will limit the shareholder's ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

    Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

    Under Section 1256 of the Code, a gain or loss realized by a Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Portfolio characterized in the manner described above.

     Offsetting positions held by a Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

    If a Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by such Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

    Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, a Portfolio will recognize gain if it enters into a short sale, a swap contract, or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

    Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, such Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PERFORMANCE INFORMATION

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "Performance Information."

    From time to time, quotations of the Portfolios' performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. In the case of Portfolios with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows:

    Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

    Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

    Average annual total return for the fiscal year ended August 31, 1997 for each Portfolio's Investment Class shares was as follows:

                  Large Company Growth Portfolio           40.91%
                  Large Company Value Portfolio            34.27%
                  Small Company Growth Portfolio           15.16%
                  Small Company Value Portfolio            33.73%

    Average annual total return for the period from September 30, 1992(1) (commencement of operations) through August 31, 1997 for each Portfolio's Investment Class shares was as follows:

                  Large Company Growth Portfolio           18.61%
                  Large Company Value Portfolio            17.66%
                  Small Company Growth Portfolio           17.95%
                  Small Company Value Portfolio            14.78%

(1) Small Company Growth Portfolio commenced operations on October 1, 1992.

    From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analysis supporting such ratings.

                             PORTFOLIO TRANSACTIONS

    Wilshire supervises the placement of orders on behalf of each Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Fund. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

    Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, each Portfolio's turnover rate generally will not exceed 80%. Turnover for Small Company Growth Portfolio in 1995 was higher than anticipated by the Adviser due to the impact of net withdrawals on the Portfolio. The portfolio turnover of Small Company Growth Portfolio was also affected by fluctuating market conditions which at times required increased dispositions and acquisitions of securities to maintain the Portfolio's focused style. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

    For its portfolio securities transactions for the fiscal years ended 1995, 1996, and 1997 the Fund paid total brokerage commissions as follows:

                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
PORTFOLIO                      AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1997

Large Company Growth Portfolio       $13,487         $15,709          $54,773

Large Company Value Portfolio        $23,243         $28,558          $30,516

Small Company Growth Portfolio       $42,766         $28,311          $25,811

Small Company Value Portfolio        $61,819         $60,441          $64,560

    No brokerage commissions were paid to Dreyfus, the Fund's former distributor. There were no spreads or concessions on principal transactions for any such period.

                           INFORMATION ABOUT THE FUND

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment Class shares) entitled "General Information."

    Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

    Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of Shares, such as the Investment Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

    The Fund will send annual and semi-annual financial statements to all its shareholders.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                       COUNSEL AND INDEPENDENT ACCOUNTANTS

    The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Fund's investments. Investor Services Group, a subsidiary of First Data Corporation, P.O. Box 5170, Westborough, Massachusetts 01581-5120, is the Fund's transfer and dividend disbursing agent. Neither The Northern Trust Company nor Investor Services Group has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

    Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071-2371, is counsel for the Fund.

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, have been selected as auditors of the Fund.

                              FINANCIAL STATEMENTS

    The Fund's audited financial statements for the Portfolios contained in its annual report for the fiscal year ended August 31, 1997 are incorporated into this Statement of Additional Information by reference in their entirety.

                                    APPENDIX

    Description of the highest commercial paper rating assigned by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff").

    The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the number 1, 2 or 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

    The rating F-1 is among the highest commercial paper ratings assigned by Fitch, denoting very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less than those issues rated F-1+.

    The rating D-1 is the highest commercial paper rating assigned by Duff. Paper rated D-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

PROSPECTUS                                                   DECEMBER 29, 1997

                            W  I  L  S  H  I  R  E
                            ----------------------
                              TARGET FUNDS, INC.
                            ----------------------
                         (INSTITUTIONAL CLASS SHARES)
                          (http://www.wilfunds.com)

--------------------------------------------------------------------------------

    Wilshire Target Funds, Inc. (the "Fund") is an open-end investment company, known as a mutual fund. This prospectus offers Institutional Class shares ("Shares") in each of four separate diversified portfolios (each, a "Portfolio" and collectively, the "Portfolios"): LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO. The goal of each Portfolio is to provide the investment results of a portfolio of publicly-traded common stocks in one of four sub-categories of companies from the Wilshire 5000 Index which meet certain criteria established by the Fund's investment adviser. See "Description of the Fund." No Portfolio is an index fund.

    Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

--------------------------------------------------------------------------------

    This prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.

    The Statement of Additional Information dated December 29, 1997, which may be further revised from time to time, provides a further discussion of certain topics in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference to this Prospectus and the Statement of Additional Information and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------

    Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.

--------------------------------------------------------------------------------
                TABLE OF CONTENTS                         PAGE
                Fee Table ................................   2
                Condensed Financial Information ..........   3
                Description of the Fund ..................   5
                Investment Considerations and Risks ......   6
                Management of the Fund ...................   7
                How to Buy Fund Shares ...................   9
                Shareholder Services .....................  10
                How to Redeem Fund Shares ................  11
                Dividends, Distributions and Taxes .......  13
                Performance Information ..................  14
                General Information ......................  14

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE

    The purpose of the following table is to assist you in understanding the costs and expenses that the Fund and investors will bear, the payment of which will reduce investors' annual return. The information in the foregoing table is based on expenses incurred during the fiscal year ended August 31, 1997 for the Portfolios, except that the Management Fees for the Large Company Growth and Large Company Value Portfolios were restated to reflect the elimination of a waiver of management fees.

--------------------------------------------------------------------------------

                                                           LARGE        LARGE        SMALL        SMALL
                                                          COMPANY      COMPANY      COMPANY      COMPANY
                                                          GROWTH        VALUE       GROWTH        VALUE
                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        -----------  -----------  -----------  -----------
ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average daily net assets)
Management Fees ......................................        0.25%        0.25%       0.10%*       0.10%*
Other Expenses .......................................        0.81%        0.93%       1.20%        0.90%
                                                        ----------   ----------   ---------    ---------
Total Fund Operating Expenses ........................        1.06%        1.18%       1.30%        1.00%

 *Reflects voluntary waivers which will remain in effect until notice to the Board of Directors by Wilshire.
  See "Management of the Fund -- Investment Adviser." Absent such fee waivers, the ratio of advisory fees to average net assets for each Portfolio would be 0.25%.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                            1 Year    $ 11   $ 12   $ 13  $ 10
                                            3 Years   $ 33   $ 37   $ 40  $ 31
                                            5 Years   $ 57   $ 64   $ 70  $ 54
                                           10 Years   $127   $140   $154  $120
------------------------------------------------------------------------------
    THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS
REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER
OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH PORTFOLIO'S PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------------
    The Fund anticipates the Portfolios' total fund operating expenses to be as follows for the fiscal year ended August 31, 1998:

                  ANTICIPATED TOTAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)

    LARGE COMPANY        LARGE COMPANY     SMALL COMPANY      SMALL COMPANY
   GROWTH PORTFOLIO     VALUE PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
------------------------  ---------------  ------------------  ---------------
        0.70%                0.82%             1.17%              0.70%

    You can purchase Shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in Shares through a securities dealer, bank or other financial institution. See "Management of the Fund."

                       CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------
    The information for the shares for the fiscal periods ended August 31, 1996 and 1997 in the following table has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report is incorporated by reference in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS

    Contained below is per share operating performance data for an Institutional Class share outstanding throughout the period, total investment return, ratios to average net assets and other supplemental data for each Portfolio for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                       LARGE COMPANY                 LARGE COMPANY
                                                      GROWTH PORTFOLIO              VALUE PORTFOLIO
                                                ----------------------------  ----------------------------
                                                    YEAR          PERIOD          YEAR          PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                 AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                    1997           1996*          1997           1996*
                                                  ---------      ---------      ---------      ---------
Net asset value, beginning of year ...........       $19.35         $18.27         $17.80         $17.19
                                                     ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................         0.05***        0.01           0.47***        0.07
Net realized and unrealized gain/(loss) on
 investments .................................         7.29           1.07           5.13           0.54
                                                     ------         ------         ------         ------
TOTAL FROM INVESTMENT OPERATIONS .............         7.34           1.08           5.60           0.61
                                                     ------         ------         ------         ------
LESS DISTRIBUTIONS:
Dividends from net investment income .........        (0.05)            --          (0.62)            --
Distributions from capital gains .............        (2.73)            --          (2.31)            --
                                                     ------         ------         ------         ------
TOTAL DISTRIBUTIONS ..........................        (2.78)            --          (2.93)            --
                                                     ------         ------         ------         ------
Net asset value, end of year .................       $23.91         $19.35         $20.47         $17.80
                                                     ======         ======         ======         ======
Total return+ ................................        40.99%          5.91%++       34.26%          3.55%++
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ...........      $41,881         $7,763        $49,334        $17,425
Operating expenses including reimbursement/
  waiver/custody earnings credit .............         0.78%          0.91%**        0.91%          0.87%**
Operating expenses excluding custody earnings
  credit .....................................         0.87%            --           0.96%            --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit .............         1.06%          0.94%**        1.18%          0.90%**
Net investment income including reimbursement/
  waiver/custody earnings credit .............         0.23%          0.41%**        2.51%          3.14%**
Portfolio turnover rate ......................           43%            44%++          65%            56%++
Average commission rate paid (a) .............      $0.0247        $0.0312        $0.0222        $0.0269
--------------------------------------------------------------------------------------------------------------
  * Large Company Growth Portfolio and Large Company Value Portfolio Institutional Class shares commenced operations on July 15, 1996.
 ** Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                                                       SMALL COMPANY                 SMALL COMPANY
                                                      GROWTH PORTFOLIO              VALUE PORTFOLIO
                                                ----------------------------  ----------------------------
                                                    YEAR          PERIOD          YEAR          PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                 AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                    1997           1996*          1997           1996*
                                                  ---------      ---------      ---------      ---------
Net asset value, beginning of year ...........       $18.56         $16.66         $15.92         $15.45
                                                     ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .................        (0.17)**       (0.02)          0.40**         0.06
Net realized and unrealized gain on
 investments .................................         2.38           1.92           4.27           0.41
                                                     ------         ------         ------         ------
TOTAL FROM INVESTMENT OPERATIONS .............         2.21           1.90           4.67           0.47
                                                     ------         ------         ------         ------
LESS DISTRIBUTIONS:
Dividends from net investment income .........           --             --          (0.77)            --
Distributions from capital gains .............        (4.16)            --          (2.59)            --
                                                     ------         ------         ------         ------
TOTAL DISTRIBUTIONS ..........................        (4.16)            --          (3.36)            --
                                                      -----          -----          -----          -----
Net asset value, end of year .................       $16.61         $18.56         $17.23         $15.92
                                                     ======         ======         ======         ======
Total return+ ................................        15.14%         11.40%++       33.74%          3.04%++
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ...........       $4,599         $3,577        $26,412         $7,335
Operating expenses including reimbursement/
  waiver/custody earnings credit .............         1.22%          0.98%**        0.86%          0.85%**
Operating expenses excluding custody earnings
  credit .....................................         1.24%            --           0.90%            --
Operating expenses excluding reimbursement/
  waiver/custody earnings credit .............         1.45%          1.02%**        1.15%          0.89%**
Net investment income (loss) including
  reimbursement/waiver/custody earnings credit.       (1.05)%        (0.75)%**       2.58%          3.16%**
Portfolio turnover rate ......................          105%            87%++         105%            81%++
Average commission rate paid (a) .............      $0.0175        $0.0200        $0.0223        $0.0238
--------------------------------------------------------------------------------------------------------------
  * Small Company Growth Portfolio and Small Company Value Portfolio Institutional Class shares commenced operations on July 15, 1996.
 ** Annualized
*** The selected per share data was calculated using the average shares outstanding method for the year.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

    Further information about the performance of each Portfolio's shares is contained in the Fund's annual and semi-annual reports, which may be obtained without charge by writing to the address or calling the number set forth on the cover page of this Prospectus.

                           DESCRIPTION OF THE FUND

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The goal of each Portfolio is to provide the investment results of a portfolio of publicly-traded common stocks in one of four sub-categories of companies from the Wilshire 5000 Index which meet certain criteria established by Wilshire as described herein. Each Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. There can be no assurance that a Portfolio's investment objective will be achieved.

INVESTMENT APPROACH -- In June of each year, Wilshire identifies from the Wilshire 5000 Index, an index consisting of all publicly-traded common stocks in the United States, the stocks of the 2,500 companies with the largest market capitalizations (ranging between $213 billion and $244 million on the date of this prospectus). It then divides that universe of stocks, first, into those of the 750 companies with the largest capitalizations (ranging between $213 billion and $1.8 billion on the date of this prospectus), which constitute approximately 82% of the total market value of the stocks included in the Wilshire 5000 Index, and, second, into those of the 1,750 next largest companies based on capitalization (ranging between $1.8 billion and $244 million on the date of this prospectus), which constitute approximately 13% of the total market value of the stocks included in the Wilshire 5000 Index (the stocks of the remaining companies constituted less than 5% of the total market value of the stocks included in the Wilshire 5000 Index on the date of this prospectus). From these large and small capitalization universes, Wilshire selects the stocks of those companies it believes to possess the characteristics of growth stocks and of value stocks, based on criteria discussed below. In this manner, Wilshire identifies from the four potential universes of companies the stocks which it may purchase for the Portfolios. Wilshire periodically reviews these selections and updates each potential universe of companies. The number of securities eligible for investment by a Portfolio at any time will vary, but is expected to range between 150 to 550 stocks.

  To determine whether a company's stock falls within the growth or value classification, Wilshire analyzes each company based on fundamental factors such as price to book value ratios, price to earnings ratios, earnings growth, dividend payout ratios, return on equity, and the company's beta (a measure of stock price volatility relative to the market generally). In general, Wilshire believes that companies with relatively low price to book ratios, low price to earnings ratios and higher than average dividend payments in relation to price should be classified as value companies. Alternatively, companies which have above average earnings or sales growth and retention of earnings and command higher price to earnings ratios fit the more classic growth description.

  By dividing companies into these four sub-categories, Wilshire attempts to offer investors market exposure to these types of companies. As described under "Investment Considerations and Risks" below, you should purchase a Portfolio's Shares only as a supplement to an overall investment program. To provide varying degrees of market exposure to these types of securities, various combinations of each Portfolio's Shares might be purchased.

MANAGEMENT POLICIES

  LARGE COMPANY GROWTH PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as large capitalization, growth companies.

  LARGE COMPANY VALUE PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as large capitalization, value companies.

  SMALL COMPANY GROWTH PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as small capitalization, growth companies.

  SMALL COMPANY VALUE PORTFOLIO invests substantially all of its assets in equity securities of issuers within the universe of companies identified by Wilshire as small capitalization, value companies.

  Each Portfolio attempts to remain fully invested in equity securities of companies which comprise its relative universe. When a Portfolio has cash pending investment or needs to meet potential redemptions, it may invest in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Under normal circumstances, the Fund anticipates that not more than 5% of the value of a Portfolio's total assets will be invested in any one category of such instruments, and that not more than 20% of the value of a Portfolio's total assets will be invested in all money market instruments. No Portfolio intends to invest in money market instruments or any other securities for defensive purposes. See the Statement of Additional Information for a description of these instruments. Each Portfolio may purchase stock index futures in anticipation of taking a market position when, in Wilshire's opinion, available cash balances do not permit an economically efficient trade in the cash market. Each Portfolio may sell stock index futures to terminate existing positions it may hold as a result of its purchase of stock index futures. To the extent the Fund, on behalf of a Portfolio, purchases or sells futures contracts, the Fund currently intends to use the New York Stock Exchange Composite Index, Value Line Composite Index or Standard & Poor's 500 Composite Stock Price Index. The performance of the futures should not be expected to correlate identically with that of the particular index. In addition, each Portfolio may lend its portfolio securities. See also "Investment Considerations and Risks" below and "Investment Objective and Management Policies" in the Statement of Additional Information.

                     INVESTMENT CONSIDERATIONS AND RISKS

--------------------------------------------------------------------------------

GENERAL -- Each Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider a Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. See "Investment Objective and Policies -- Management Policies" in the Statement of Additional Information for a further discussion of certain risks.

    Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investment securities will result in changes in the value of such Portfolio's Shares and thus the Portfolio's total return to investors. Moreover, the net asset value of one or more Portfolios could be adversely affected by adverse changes, real or anticipated, in companies that are generally characterized in the same manner as the companies the securities of which are held by the relevant Portfolio. For example, if large capitalization growth stocks fall out of favor with investors widely, irrespective of fundamentals, the net asset value of the Large Company Growth Portfolio should be expected to be adversely affected. Similar risks exist for the other Portfolios.

  Except as otherwise indicated, each Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolios' objectives will be met.

BORROWING MONEY -- Each Portfolio is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not purchase any additional securities.

USE OF DERIVATIVES -- Each Portfolio may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives the Portfolios may use are currently comprised of stock index futures. While Derivatives can be used effectively in furtherance of an Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the Portfolio's shares. Although no Portfolio will be a commodity pool, Derivatives subject a Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in certain Derivatives. Each Portfolio may invest in stock index futures contracts for hedging purposes without limit. However, no Portfolio may invest in such contracts for other purposes if the sum of the amount of initial margin deposits and the premiums paid for unexpired commodity options, other than for bona fide hedging purposes, exceed 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. "Investment Objectives and Management Policies -- Management Policies -- Derivatives" in the Statement of Additional Information.

SIMULTANEOUS INVESTMENTS -- Investment decisions for each Portfolio are made independently from those of other investment companies and accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Portfolio invests at approximately the same time as such Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

LENDING PORTFOLIO SECURITIES -- Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford a Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of a Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio and such Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

FOREIGN SECURITIES -- Since the stocks of some foreign issuers are included in the Wilshire 5000 Index, each Portfolio's investments may include securities of such foreign issuers, which may subject such Portfolio to additional investment risks that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect an investment in these securities, and the possible seizure or nationalization of foreign deposits.

                            MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

INVESTMENT ADVISER -- Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401-1085, was formed in 1972 and serves as the Fund's investment adviser. As of November 30, 1997, Wilshire managed approximately $7.7 billion in assets. Under the terms of the Investment Advisory Agreement with the Fund, Wilshire, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law, manages the investment of the assets of each Portfolio. The Portfolios' primary portfolio manager is Thomas D. Stevens, the President and Chairman of the Board of Directors of the Fund and a Senior Vice President of Wilshire. He has held the position of Portfolio Manager since the Portfolios' inception and has been employed by Wilshire since October 6, 1980. The Portfolios' other portfolio manager is identified in the Statement of Additional Information. Wilshire also provides research services for the Fund through a professional staff of portfolio managers and securities analysts. Wilshire is controlled by its President, Dennis Tito, who owned a majority of its outstanding voting stock as of September 30, 1997.

  Pursuant to the terms of an Investment Advisory Agreement dated July 11, 1996 (the "Advisory Agreement"), the Fund with respect to the Portfolios, has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets.

  Wilshire has voluntarily undertaken to waive a portion of its fee otherwise payable under the Advisory Agreement to .10 of 1% of each of the Small Company Value Portfolio's and Small Company Growth Portfolio's average daily net assets. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

  For the fiscal year ended August 31, 1997, the Fund paid Wilshire an investment advisory fee at the effective annual rate of .10 of 1% of the value of the average daily net assets of each Portfolio, in each case after giving effect to an expense limitation set forth in the Advisory Agreement, which was in effect from July 11, 1996 through October 11, 1997, and voluntary waivers by Wilshire.

  ADMINISTRATOR -- Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Fund. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, dated May 31, 1996, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the value of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion, and .08 of 1% the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

  CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT -- The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Fund's investments. Investor Services Group is also the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

DISTRIBUTOR -- FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated by the Fund or its shareholders for its services as distributor.

EXPENSES -- From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the Fund and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. Each of FDDI, Wilshire or Investor Services Group may bear expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

  All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                            HOW TO BUY FUND SHARES

--------------------------------------------------------------------------------

  Shares are offered exclusively to institutional investors, such as employee benefit plans, other tax-exempt institutions, corporations and other institutional buyers. Shares are sold without a sales charge. You may be charged a fee if you effect transactions in Shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional Shares. The Fund reserves the right to reject any purchase order.

  The minimum initial investment in the Shares of a Portfolio is $5,000,000. Subsequent investments must be at least $100,000. The initial investment must be accompanied or preceded by the Fund's Account Application. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account, and not to the investors individually.

  You may purchase Shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Fund account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120, together with your investment slip or, when opening a new account, your Institutional Class shares Account Application, indicating the name of the Portfolio being purchased. Neither initial nor subsequent investments may be made by third party check.

  Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA #011001234), together with the name of the Fund and the Fund's DDA number, 065-587, for purchase of Shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund Shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

  Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to:

  Boston Safe Deposit and Trust Company
  Fund Number ("260, 261, 262 or 263" for Large Company Growth Portfolio,
    Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, respectively)
  Shareholder Account Number
  Account of (Registered Shareholder)

  Shares of each Portfolio are sold on a continuous basis at the net asset value per Share next determined after an order in proper form is received by the Transfer Agent. Net asset value per Share of each class of Shares is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value of the Portfolios, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per Share of a class of Shares of a Portfolio is computed by dividing the value of the net assets attributable to that class of Shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of Shares of that class outstanding. Each Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

  Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

                             SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

PORTFOLIO EXCHANGES -- You may purchase, in exchange for Shares of a Portfolio, Shares of the same class of one of the other Portfolios offered by the Fund, to the extent such Shares are offered for sale in your state of residence. If you desire to use this service, please call 1-888-200-6796 to determine if it is available and whether any conditions are imposed on its use.

  To request an exchange, you must give exchange instructions to the Transfer Agent in writing. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $100,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made (currently, $5,000,000). The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Fund Shares -- Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Portfolio into which the exchange is made:
Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option selected by the investor.

  Shares will be exchanged at their next determined net asset value. No fees currently are charged to shareholders directly in connection with exchange s, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of exchanges may be modified or terminated at any time upon notice to shareholders.

  The exchange of Shares of one Portfolio for Shares of another is treated for Federal income tax purposes as a sale of the Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

RETIREMENT PLANS -- The Fund offers a variety of pension and profit-sharing plans. Plan support services also are available. To obtain details on available plans, please call the following toll-free number:
1-888-200-6796.

                          HOW TO REDEEM FUND SHARES

--------------------------------------------------------------------------------

GENERAL -- You may request redemption of your Shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Fund will redeem the Shares at the next determined net asset value.

  Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of a Portfolio's Shares. Any certificates representing a Portfolio's Shares being redeemed must be submitted with the redemption request. The value of the Shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

  The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

  HOWEVER, IF YOU HAVE PURCHASED A PORTFOLIO'S SHARES BY CHECK AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, WHICH MAY TAKE EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP.

  Shares will not be redeemed until the Transfer Agent has received your Account Application.

  The Fund reserves the right to redeem your account(s) at its option upon not less than 45 days' written notice if the aggregate net asset value of all of your accounts in the Portfolios is $2,000,000 or less and remains so during the notice period.

PROCEDURES -- You may redeem Shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Fund reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

  You may redeem Shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

  During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of a Portfolio's Shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, such Portfolio's net asset value may fluctuate.

REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem your Shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120. Re-demption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

  Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

WIRE REDEMPTION PRIVILEGE -- You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

TELEPHONE REDEMPTION PRIVILEGE -- You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

  Each Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

  The Fund intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by a Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional Shares. Depending upon the composition of a Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of a Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Shares and whether such distributions are received in cash or reinvested in Shares. The Code currently provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions will generally be subject to state and local taxes.

  Dividends from net investment income and distributions from net realized short-term securities gains paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United States may differ from the foregoing.

  Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

  Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

  A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

  Management of the Fund believes that each Portfolio has qualified for the fiscal year ended August 31, 1997 as a "regulated investment company" under the Code. Each Portfolio intends to continue to so qualify. Such qualification relieves a Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, a 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

  The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Fund. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

                           PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

  For purposes of advertising, performance may be calculated on the basis of average annual total return and/or total returns of the Portfolios.

  "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five- and ten-year periods (or the life of the Portfolio if shorter).

  Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses, market conditions and the risks associated with a Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Comparative performance information may be used from time to time in advertising or marketing the Shares, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

                             GENERAL INFORMATION

--------------------------------------------------------------------------------

  The Fund was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Fund is authorized to issue 600 million Shares of Common Stock (with 100 million allocated to each Portfolio and 50 million allocated to each of two classes of each Portfolio), par value $.001 per Share.

  The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each Portfolio of the Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, and a shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by Portfolio or by class.

    To date, the Board of Directors has authorized the creation of four series of Shares and an "Investment Class" and "Institutional Class" of Shares for each Portfolio. All consideration received by the Fund for Shares of one of the Portfolios and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. Each Share of a class of a Portfolio represents an equal proportionate interest in the Portfolio with each other class Share, subject to the liabilities of the particular class. Each class of Shares of a Portfolio participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a Portfolio be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new portfolios and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

  Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the Shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting Shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each Share has one vote and Shares of each Portfolio would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but Shares of all Portfolios would vote together in the election of Directors or selection of accountants. Each class of a Portfolio is also entitled to vote separately on any matter that affects solely that class of Shares, but will otherwise vote together with all other classes of Shares of the Portfolio on all other matters on which stockholders are entitled to vote.

  The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. Certificates for shares will not be issued unless specifically requested.

  Shareholder inquiries may be made by writing to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or by calling toll free 1-888-200-6796.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIOS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

    [GRAPHIC OMITTED]
        WILSHIRE
    ------------------
    TARGET FUNDS, INC.

INSTITUTIONAL CLASS SHARES

--------------------------

      PROSPECTUS

                           WILSHIRE TARGET FUNDS, INC.
                          (INSTITUTIONAL CLASS SHARES)

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 29, 1997

    This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Wilshire Target Funds, Inc. (the "Fund") (Institutional Class shares), dated December 29, 1997. To obtain a copy of the Prospectus, please write to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

    Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser.

    First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent.

    First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES..................................2
MANAGEMENT OF THE FUND........................................................8
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS............................11
PURCHASE OF FUND SHARES......................................................16
REDEMPTION OF FUND SHARES....................................................17
SHAREHOLDER SERVICES.........................................................18
DETERMINATION OF NET ASSET VALUE.............................................19
DIVIDENDS, DISTRIBUTION AND TAXES............................................19
PERFORMANCE INFORMATION......................................................21
PORTFOLIO TRANSACTIONS.......................................................22
INFORMATION ABOUT THE FUND...................................................23
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
     COUNSEL AND INDEPENDENT ACCOUNTANTS.....................................24
FINANCIAL STATEMENTS.........................................................24
APPENDIX.....................................................................25

                         GENERAL INFORMATION AND HISTORY

    On September 17, 1992, Dreyfus-Wilshire Series Fund, Inc. changed its name to Dreyfus-Wilshire Target Funds, Inc.

    On May 29, 1996, Dreyfus-Wilshire Target Funds, Inc. changed its name to Wilshire Target Funds, Inc.

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "Description of the Fund."

OTHER PORTFOLIO SECURITIES

    U.S. GOVERNMENT SECURITIES. Each Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

    BANK OBLIGATIONS. Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

    Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

    Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

    The other short-term bank obligations in which the Portfolios may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

    REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars with respect to securities of the type in which such Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

    LENDING PORTFOLIO SECURITIES. Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which is has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

    In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

    The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

    ZERO COUPON SECURITIES. Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

    COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by Wilshire to be of comparable quality to those rated obligations which may be purchased by such Portfolio. These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

    DERIVATIVES. A Portfolio may invest in Derivatives (as defined in the Fund's Prospectuses) for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

    Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the Portfolio as a whole. Derivatives permit a Fund to increase, decrease or change the level of risk to which its portfolio is exposed in much the same way as the Portfolio can increase, decrease or change the risk of its portfolio by making investments in specific securities.

    In addition, Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Portfolio's performance. If a Portfolio invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Portfolio was unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

    When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, a Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

    FUTURES TRANSACTIONS - IN GENERAL. A Portfolio may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.

    Engaging in these transactions involves risk of loss to a Portfolio which could affect the value of such Portfolio's net assets adversely. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

    Successful use of futures by a Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

    Pursuant to regulations and/or published positions of the SEC, a Portfolio may be required to segregate cash or liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

    SPECIFIC FUTURES TRANSACTIONS. A Portfolio may purchase and sell stock index futures contracts. A stock index future obligates a Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

    FUTURE DEVELOPMENTS. A Portfolio may take advantage of opportunities in the area of futures contracts and any other Derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or SAI.

MANAGEMENT POLICIES
-------------------

    PORTFOLIOS INVESTMENT RESTRICTIONS. Each Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting shares. Investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. No Portfolio may:

    1. Invest in commodities, except that the Portfolio may purchase and sell options; forward contracts; futures contracts, including those relating to indices and options on futures contracts or indices.

    2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

    3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices shall not constitute borrowing.

    4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board of Directors.

    5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

    6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

    8. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of a Portfolio's total assets.

    9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

    10. Invest in the securities of a company for the purpose of exercising management or control, but a Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

    11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

    12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

    Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*THOMAS D. STEVENS, Chairman of the Board, President and Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is the Chief Investment Officer of the Wilshire Asset Management division. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For more than four years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREE America REIT and RCM Equity Funds, Inc., and as a trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust and Brandes Investment Trust. He is 67 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

*ROBERT J. RAAB, JR., Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

PETER J. CARRE, Director. Attorney, Peter Carre and Associates, Law Offices, since 1982. He practices law in the areas of ERISA and investment law. He is 50 years old and his address is c/o Peter Carre and Associates, Law Offices, 815 Connecticut Avenue, N.W., Washington, D.C. 20006.

ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

    The Fund typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Fund for the fiscal year ended August 31, 1997, was as follows:

                                                  PENSION OR RETIREMENT
                                 AGGREGATE         BENEFITS ACCRUED AS         ESTIMATED ANNUAL      TOTAL COMPENSATION
          NAME OF               COMPENSATION             PART OF                BENEFITS UPON        FROM REGISTRANT AND
        BOARD MEMBER             FROM FUND*          FUND'S EXPENSES              RETIREMENT             FUND COMPLEX
        ------------            ------------      ---------------------        ----------------      --------------------
Thomas D. Stevens                    $0                    N/A                      N/A                      $0

DeWitt F. Bowman                  $16,250                  N/A                      N/A                   $16,250

Robert J. Raab, Jr.                  $0                    N/A                      N/A                      $0

Peter J. Carre                    $16,250                  N/A                      N/A                   $16,250

Anne L. Wexler                    $16,250                  N/A                      N/A                   $16,250

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $14,824.44 for all
  Directors as a group.

OFFICERS OF THE FUND

THOMAS D. STEVENS (see "Directors of the Fund" above).

DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 48 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

MICHAEL J. NAPOLI, JR., Vice President. Vice President and Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 46 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. She is 40 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN, Vice President and Assistant Secretary. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 35 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

NEIL FORREST, Assistant Treasurer. Since 1995, Vice President and Division Manager of Client Services of Investor Services Group. From 1992 through March, 1995, Mr. Forrest was Vice President of 440 Financial, Inc. He is 37 years old and his address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 33 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

DIANA TARNOW, Assistant Treasurer. Since 1997, Vice President for Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc. She is 35 years old and her address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

JOHN J. BURKE, III, Assistant Treasurer. Since 1991, Vice President of Fund Accounting and Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments. He is 33 years old and his address is c/o First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

         Directors and officers of the Fund, as a group, owned less than 1% of the Fund's shares of Common Stock outstanding on September 30, 1997.

         The following persons are known by the Fund to own of record 5% or more of a Portfolio's Institutional Class shares outstanding on December 15, 1997.

    Large Company Growth Portfolio: Nationsbank TX NA TTEE, P.O. Box 831575, Dallas, Texas 75283 -- 47.35%; and Cincinnati Bell Collectively Bargained Retirees Health Care Trust, 201 East 4th Street, Cincinnati, Ohio 45202 -- 26.15%.

    Large Company Value Portfolio: Cincinnati Bell Collectively, Bargained Retirees Health Care, 201 E 4th Street, Cincinnati, Ohio 45202. -- 49.20%.

    Small Company Growth Portfolio: Cincinnati Bell Collectively Bargained Retirees Health Care Trust, 201 East 4th Street, Cincinnati, Ohio 45202 -- 100.00%.

    Small Company Value Portfolio: Nationsbank, TX NA TTEE, Combined Master/General Inv., P.O. Box 831575, Dallas, Texas 75283 -- 56.66%; and Cincinnati Bell Collectively Bargained Retirees Health Care Trust, 201 East 4th Street, Cincinnati, Ohio 45202 -- 43.34%.

    A shareholder that owns, directly or indirectly, 25% or more of a Portfolio's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of such Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "Management of the Fund."

    INVESTMENT ADVISORY AGREEMENT. Wilshire provides investment advisory services to the Portfolios pursuant to Investment Advisory Agreement (the "Advisory Agreement") dated July 11, 1996 with the Fund. As to each Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

    The following persons are officers and directors of Wilshire: Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Gilbert Hammer, Director and Senior Vice President; Robert J. Raab, Jr., Director and Senior Vice President; Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

    Wilshire is controlled by Mr. Dennis Tito, who owned a majority of its outstanding stock as of September 30, 1997.

    Wilshire provides day-to-day management of each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board of Directors. Wilshire provides the Fund with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Portfolios' primary Portfolio Manager is Thomas D. Stevens and he is assisted by David R. Borger. Wilshire maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund.

    Wilshire voluntarily has undertaken to waive a portion of its fee otherwise payable under the Portfolios' Advisory Agreement. Wilshire is currently waiving
 .15% of 1% of each of the Small Company Growth Portfolio's and Small Company Value Portfolio's average daily net assets. The voluntary waiver may be terminated at any time thereafter by Wilshire by notice to the Directors of the Fund.

    All fees and expenses are accrued daily and deducted before declaration of dividends to investors. For the fiscal years ended August 31, 1995, 1996 and 1997, the advisory fees for each Portfolio payable to Wilshire, the reductions attributable to both a voluntary fee waiver and contractual expense limitations in effect through July 11, 1996, and the net fees paid with respect to the Portfolios were as follows:

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1995*
                                      ADVISORY     REDUCTION       NET
PORTFOLIO                            FEE PAYABLE    IN FEE      FEE PAID

Large Company Growth Portfolio         $14,834       $1,672      $13,162

Large Company Value Portfolio          $15,835       $2,071      $13,764

Small Company Growth Portfolio         $15,630       $2,195      $13,435

Small Company Value Portfolio          $25,210       $4,145      $21,065

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1996*
                                      ADVISORY     REDUCTION       NET
PORTFOLIO                            FEE PAYABLE    IN FEE      FEE PAID

Large Company Growth Portfolio         $32,643       $5,851      $26,792

Large Company Value Portfolio          $42,436       $7,744      $34,692

Small Company Growth Portfolio         $27,057       $4,637      $22,420

Small Company Value Portfolio          $43,314       $8,004      $35,310

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1997*
                                      ADVISORY     REDUCTION       NET
PORTFOLIO                            FEE PAYABLE    IN FEE      FEE PAID

Large Company Growth Portfolio        $156,239      $93,760      $62,479

Large Company Value Portfolio         $102,886      $61,731      $41,155

Small Company Growth Portfolio        $ 46,788      $28,073      $18,715

Small Company Value Portfolio         $ 93,963      $56,378      $37,585

* The monthly fee payable to Wilshire during the fiscal year ended August 31, 1995 and the time period from September 1, 1995 up to and including July 11, 1996 was calculated at the annual rate of .10 of 1% of the value of each Portfolio's average daily net assets under the contract in effect up to July 11, 1996.

    ADMINISTRATION AGREEMENT. Pursuant to the Administration Agreement (the "Administration Agreement") dated May 31, 1996 with the Fund, Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, furnishes the Fund clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Fund, prepares reports to each Portfolio's shareholders, tax returns, reports to and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Fund's operations, other than providing investment advice.

    As to each Portfolio, the Administration Agreement has an initial term of two years and will be extended for a third year automatically unless the Fund elects to terminate it on the second anniversary by six months written notice of termination. Thereafter, the Agreement would continue in effect from year to year subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Investor Services Group, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Administration Agreement is terminable without penalty, on six months notice prior to its second anniversary, and 60 days' notice at any time after its third anniversary, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice at any time after its third anniversary by Investor Services Group. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

    As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of .15 of 1% each Portfolio's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of such value on the next $4 billion, and .08 of 1% on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1995

For the fiscal year ended 1995, the administration fees payable to the former administrator, The Dreyfus Corporation ("Dreyfus"), for each Portfolio, the reductions attributable to a voluntary fee waiver which was in effect until August 31, 1995, and the net fees paid were as follows:

                                    ADMINISTRATION   REDUCTION          NET
PORTFOLIO                             FEE PAYABLE     IN FEE         FEE PAID

Large Company Growth Portfolio          $29,667       $29,667           -0-

Large Company Value Portfolio           $31,669       $31,669           -0-

Small Company Growth Portfolio          $31,260       $31,260           -0-

Small Company Value Portfolio           $50,421       $50,421           -0-

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1996

    For the fiscal year ended August 31, 1996, the administration fees payable to Dreyfus for each Portfolio, the reductions attributable to a voluntary fee waiver undertaken by Dreyfus which was in effect from September 1, 1995 through September 30, 1995, and the net fees paid were as follows:

                                  ADMINISTRATION    REDUCTION         NET
PORTFOLIO                           FEE PAYABLE      IN FEE        FEE PAID

Large Company Growth Portfolio        $39,599         $3,682        $35,917

Large Company Value Portfolio         $50,833         $3,917        $46,916

Small Company Growth Portfolio        $33,491         $3,747        $29,744

Small Company Value Portfolio         $51,590         $4,383        $47,207

    For the fiscal year ended August 31, 1996, the administration fees paid to Investor Services Group for each Portfolio were as follows:


                                 ADMINISTRATION

PORTFOLIO                                                  FEE PAID

Large Company Growth Portfolio                              $16,988

Large Company Value Portfolio                               $20,411

Small Company Growth Portfolio                              $15,010

Small Company Value Portfolio                               $20,770

FEE PAID FOR FISCAL YEAR
ENDED AUGUST 31, 1997

    For the fiscal year ended August 31, 1997, the administration fees payable to Investor Services Group for each Portfolio were as follows:

                                    ADMINISTRATION   REDUCTION       NET
PORTFOLIO                             FEE PAYABLE     IN FEE      FEE PAID

Large Company Growth Portfolio         $120,719       $24,498      $96,221

Large Company Value Portfolio          $ 88,732       $27,823      $60,909

Small Company Growth Portfolio         $ 55,070       $12,169      $42,901

Small Company Value Portfolio          $ 83,379       $37,363      $46,016

    EXPENSES AND EXPENSE INFORMATION. From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of a Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. FDDI, Wilshire or Investor Services Group may bear expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

    All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, Rule 12b-1 Plan fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                             PURCHASE OF FUND SHARES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "How to Buy Fund Shares."

         THE DISTRIBUTOR. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Fund's distributor pursuant to an agreement which is renewable annually. Each Portfolio's shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of shares.

    TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer not take physical delivery of share certificates, the customer not request redemption checks to be issued in the customer's name, fractional shares not be purchased, or other conditions.

    There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Investors should be aware that they may purchase shares of the Fund directly from the Fund through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

    IN-KIND PURCHASES. Payments for each Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by a Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Fund receives such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purposes.

                            REDEMPTION OF FUND SHARES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "How to Redeem Fund Shares."

    WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

    To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

    STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

    REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

    SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "Shareholder Services."

    PORTFOLIO EXCHANGES. You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including, minimum investment amounts for the purchase of such shares. Shares of other Portfolios purchased by exchange will be purchased on the basis of relative net asset value per share.

    To request an exchange, the investor must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

    The Portfolio Exchanges service is available to shareholders resident in any state in which shares of the Portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

    The Fund reserves the right to reject any exchange request in whole or in part. The Portfolio Exchanges service may be modified or terminated at any time upon notice to shareholders.

    CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans. To obtain details on available plans, please call the following toll-free number: 1-888-200-6796.

    The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "How to Buy Fund Shares."

    VALUATION OF PORTFOLIO SECURITIES. Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

    NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                        DIVIDENDS, DISTRIBUTION AND TAXES

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "Dividends, Distributions and Taxes."

    Management of the Fund believes that each Portfolio qualified for the fiscal year ended August 31, 1997, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

    Depending on the composition of a Portfolio's income, all or a portion of the dividends paid by such Portfolio from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) such Portfolio's income consists of dividends paid by U.S. corporations and (ii) the Portfolio would have been entitled to the dividends received deduction with respect to such dividend income if the Portfolio were not a regulated investment company. The dividends received deduction for qualifying corporate shareholders may be reduced if the shares of the Portfolio held by them with respect to which dividends are received are treated as debt-financed. Pursuant to the Taxpayer Relief Act of 1997, the dividends received deduction is also not available to a corporate shareholder unless it held the shares of the Portfolio on which a dividend is paid on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. This holding period requirement is applicable to each dividend paid by a Portfolio. In addition to these requirements, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding a Portfolio's shares.

    Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Portfolios' Prospectuses. In addition, the Code provides that if a shareholder holds shares of the Portfolios for six months or less and has received a long-term capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received.

    If a shareholder holds shares of a Portfolio while holding a short position in a regulated futures contract or an option in such regulated futures contract that substantially diminishes the shareholder's risk of loss in its Portfolio shares (an "offsetting position"), recently proposed Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and (ii) such holding will limit the shareholder's ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

    Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

    Under Section 1256 of the Code, a gain or loss realized by a Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Portfolio characterized in the manner described above.

    Offsetting positions held by a Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

    If a Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by such Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

    Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, a Portfolio will recognize gain if it enters into a short sale, a swap contract, or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

    Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, such Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PERFORMANCE INFORMATION

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "Performance Information."

    From time to time, quotations of the Portfolios' performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. In the case of Portfolios with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

    Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

         Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

    Average annual total return for the fiscal year ended August 31, 1997 for each Portfolio's Institutional Class shares was as follows:

     Large Company Growth Portfolio                                40.99%
     Large Company Value Portfolio                                 34.26%
     Small Company Growth Portfolio                                15.14%
     Small Company Value Portfolio                                 33.74%

    Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

    The total return for the period from July 15, 1996 (commencement of operations for Institutional Class shares) through August 31, 1997 for each Portfolio's Institutional Class shares was as follows:

     Large Company Growth Portfolio                                42.65%
     Large Company Value Portfolio                                 33.98%
     Small Company Growth Portfolio                                24.74%
     Small Company Value Portfolio                                 32.94%


                             PORTFOLIO TRANSACTIONS

    Wilshire supervises the placement of orders on behalf of each Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Fund. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

    Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, each Portfolio's turnover rate generally will not exceed 80%. Turnover for Small Company Growth Portfolio in 1995 was higher than anticipated by the Adviser due to the impact of net withdrawals on the Portfolio. The portfolio turnover of Small Company Growth Portfolio was also affected by fluctuating market conditions which at times required increased dispositions and acquisitions of securities to maintain the Portfolio's focused style. High turnover rates are likely to result in comparatively greater brokerage expenses.

    The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

    For its portfolio securities transactions for the fiscal years ended August 31, 1995, 1996, and 1997, the Fund paid total brokerage commissions as follows:

                                                  YEAR ENDED               YEAR ENDED              YEAR ENDED
PORTFOLIO                                       AUGUST 31, 1995          AUGUST 31, 1996         AUGUST 31, 1997

Large Company Growth Portfolio                        $13,487                 $15,709                $54,773
Large Company Value Portfolio                         $23,243                 $28,558                $30,516
Small Company Growth Portfolio                        $42,766                 $28,311                $25,811
Small Company Value Portfolio                         $61,819                 $60,441                $64,560

    No brokerage commissions were paid to Dreyfus, the former distributor. There were no spreads or concessions on principal transactions for any such period.

                           INFORMATION ABOUT THE FUND

    The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Institutional Class shares) entitled "General Information."

    Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

    Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of Shares, such as the Institutional Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

    The Fund will send annual and semi-annual financial statements to all its shareholders.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                       COUNSEL AND INDEPENDENT ACCOUNTANTS

    The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Fund's investments. Investor Services Group, a subsidiary of First Data Corporation, P.O. Box 5170, Westborough, Massachusetts 01581-5120, is the Fund's transfer and dividend disbursing agent. Neither The Northern Trust Company nor First Data has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

    Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071-2371, is counsel for the Fund.

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, have been selected as auditors of the Fund.

                              FINANCIAL STATEMENTS

    The Fund's audited financial statements for the Portfolios contained in its annual report for the fiscal year ended August 31, 1997 are incorporated into this Statement of Additional Information by reference in their entirety.

                                    APPENDIX

    Description of the highest commercial paper rating assigned by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff").

    The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the number 1, 2 or 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

    The rating F-1 is among the highest commercial paper ratings assigned by Fitch, denoting very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less than those issues rated F-1+.

    The rating D-1 is the highest commercial paper rating assigned by Duff. Paper rated D-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.


PART C - OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

	Included in Part A:

	   	Financial Highlights

	Included in Part B:

The Registrant's Annual Report for the fiscal year ended August
31, 1997 and the Report of Independent Accountants dated October
3, 1997 are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on November 4, 1997 as Accession
#0000903893-97-001303.

(b)	Exhibits:

(1)(a)	Articles of Incorporation dated July 30, 1992 is
incorporated by reference to Exhibit (1)(a) of Post-Effective
Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 ("Post-Effective Amendment No. 3").

(1)(b)	Articles of Amendment dated August 20, 1992 to the
Articles of Incorporation is incorporated by reference to Exhibit
(1)(b) of Post-Effective Amendment No. 3.

(1)(c)	Form of Articles Supplementary to the Articles of
Incorporation classifying shares of each Series of the Fund is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 ("Post-Effective Amendment No. 8").

(1)(d)	Form of Articles of Amendment to the Articles of
Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund is incorporated by reference to Post-Effective Amendment No. 8.

   	(1)(e)	Articles Supplementary dated June 24, 1997 to
the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 22, 1997 ("Post-Effective Amendment No. 11").

(2)(a)	By-Laws dated July 30, 1992, as revised September 17,
1992, are incorporated by reference to Exhibit (2) of Post-
Effective Amendment No. 3.

(2)(b)	Amended By-Laws dated September 9, 1996, as
subsequently amended October 1, 1996, are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996 ("Post-Effective Amendment No. 10").

(3)	Not Applicable.

(4)	Not Applicable.

(5)	Investment Advisory Agreement between the Fund and Wilshire
Associates Incorporated relating to the Large Company Growth,
Large Company Value, Small Company Growth and Small Company Value Portfolios dated July 11, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 10.

   	(6)	Distribution Agreement between the Fund and First Data
Distributors, Inc. relating to the Large Company Growth, Large
Company Value, Small Company Growth and Small Company Value
Portfolios dated March 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

 (7)	Not Applicable.

   	(8)(a)	Custody Agreement between the Fund and The
Northern Trust Company dated June 3, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

(8)(b)	Letter Agreement between the Fund and The Northern
Trust Company dated November 5, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

(9)(a)	Transfer Agency and Services Agreement between the
Fund and First Data Investor Services Group, Inc. dated May 31,
1996 is incorporated herein by reference to Post-Effective
Amendment No. 11.

(9)(b)	Administration Agreement between the Fund and First
Data Investor Services Group, Inc. dated May 31, 1996 is incorporated by reference to Post-Effective Amendment No. 11.

(10)	Consent of Coopers & Lybrand L.L.P. is filed herein

(11)(a)	Powers of Attorney of the Directors and officers are
incorporated by reference to Exhibit (11)(b) of Post-Effective
Amendment No. 8.

(11)(b)	Powers of Attorney of Directors and officers are
incorporated by reference to Exhibit (11)(c) of Post-Effective
Amendment No. 9 to the Registration Statement on Form N-1A which was filed on May 31, 1996 ("Post-Effective Amendment No. 9").

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Not Applicable.

   	(15)(a)	Shareholder Services Plan under Rule 12b-1 for
Investment Class shares is incorporated herein by reference to Post-Effective Amendment No. 11.

(15)(b)	Amended and Restated Service and Distribution Plan
under Rule 12b-1, adopted as of June 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

(16)	Not Applicable.

   	(17)	Financial Data Schedules are filed herein.

	(18)(a)	Rule 18f-3 Plan, effective May 31, 1996 is
incorporated herein by reference to Post-Effective Amendment No.
11.

(18)(b)Amended Rule 18f-3d Plan, adopted as of June 3, 1997 is incorporated herein by reference to Post Effective Amendment No.
11.

Item 25.	Persons Controlled by or under Common Control with
Registrant

Not Applicable.



Item 26.	Number of Holders of Securities


Fund

Number of Record Holders
as of November 30, 1997






Instituti
onal
Class
Shares

Investm
ent
Class
Shares







Large Company Growth Portfolio

1,632

484

Large Company Value Portfolio

1,810

219

Small Company Growth Portfolio

1

428

Small Company Value Portfolio

2

342



Item 27.	Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreements filed as Exhibit (6)(a)(b).

Item 28.	Business and Other Connections of Investment Adviser

The list required by this Item 28 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36233).


Item 29.	Principal Underwriters

(a)	First Data Distributors, Inc. ("FDDI"), formerly known as
440 Financial Distributors, Inc., currently acts as distributor for BT Insurance Funds Trust, CT&T Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Panorama Trust and Potomac Funds. FDDI is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer and is a member of the National Association of Securities Dealers. FDDI, a wholly-owned subsidiary of First Data Investor Services Group, Inc., is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

(b)	The information required by this Item 29(b) with respect to
each director, officer or partner of FDDI is incorporated by reference to Schedule A of Form BD filed by FDDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-45467). No director, officer, or partner of FDDI holds a position or office with the Registrant.


Item 30.	Location of Accounts and Records

1.	First Data Investor Services Group, Inc.
One American Express Plaza
Providence, Rhode Island 02903
(records relating to its function as transfer agent)

2.	First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109
(records relating to it functions as administrator)

3.	First Data Investor Services Group, Inc. and
First Data Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
(records relating to its functions as administrator and

4.	The Northern Trust Company
50 LaSalle Street
Chicago, Illinois 60675
(records relating to its function as custodian)

5.	Wilshire Associates Incorporated
1299 Ocean Avenue
Suite 700
Santa Monica, CA 90401
(records relating to its function as investment adviser)


Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Not Applicable.

(b)	The Registrant hereby undertakes to file a post-effective
amendment, using financial statements which need not be certified, regarding the Wilshire Target Intermediate Corporate Bond Fund and the Wilshire Target Long-Term Corporate Bond Fund within four to six months after the effective date of the Registration Statement under the Securities Act of 1933.

(c)	The Registrant hereby undertakes to call a meeting of
shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(d)	The Registrant hereby undertakes to furnish each person to
whom a prospectus is delivered with a copy of the Fund's latest
Annual Report to Shareholders upon request and without charge.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 12 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 29th day of December, 1997.

WILSHIRE TARGET FUNDS, INC.

	BY:	THOMAS D. STEVENS*
		Thomas D. Stevens
		PRESIDENT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title					Date

THOMAS D. STEVENS*	President,	December 29, 1997
Thomas D. Stevens	Chairman of the Board,
	and Director
	(Principal Executive Officer)

DAVID R. BORGER*	Treasurer	December 29, 1997
David R. Borger	(Principal Financial Officer)

DEWITT F. BOWMAN*	Director	December 29, 1997
DeWitt F. Bowman

PETER J. CARRE*	Director	December 29, 1997
Peter J. Carre

ROBERT J. RAAB, JR.*	Director	December 29, 1997
Robert J. Raab, Jr.

ANNE WEXLER*	Director	December 29, 1997
Anne Wexler

*BY:	JULIE A. TEDESCO		December 29, 1997
Julie A. Tedesco
Attorney-in-Fact




EXHIBIT INDEX

	Item		Exhibit

	10		Consent of Coopers & Lybrand L.L.P.


	17		Financial Data Schedules




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